Investment Strategy	Jun. 29, 2026
S 000080117 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Tactical Risk Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active trading. The Tactical Risk Fund will use a “fund of funds” approach, and seeks to achieve its investment objective by investing in the shares of market sector exchange-traded funds (each an “Underlying Sector ETF” and, collectively, the “Underlying Sector ETFs”). Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular U.S market sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index.

Under normal market conditions, the Tactical Risk Fund will invest substantially all of its assets in Underlying Sector ETFs with an equal weighting across 11 different U.S. market sectors – Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate and Utilities. The Tactical Risk Fund intends to invest in one ETF for each market sector. The 11 sector ETFs are equally weighted as the first line of defense to maximize diversification so that no single sector can swing performance dramatically in one direction or the other.

When selecting Underlying Sector ETFs, the Adviser searches for sector ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Sector ETFs are unaffiliated with the Adviser, and invest solely in U.S.-based issuers. The market capitalization of the underlying portfolio securities of the Underlying Sector ETFs vary and have no limit. Each Underlying Sector ETF varies in composition and may either be diversified or non-diversified. The number of portfolio companies in each of the Underlying Sector ETFs generally ranges from a lower-end of approximately 100 portfolio companies to a higher-end of approximately 400 portfolio companies.

The Tactical Risk Fund also employs a strategy that attempts to minimize losses in volatile markets by monitoring the Underlying Sector ETFs as a group using the Adviser’s internal equally weighted benchmark portfolio of the Underlying Sector ETFs (the “Benchmark Portfolio”). When performance of that group falls by approximately 10% from its high-water mark, or highest valuation, as measured using the Benchmark Portfolio since investing in the Underlying Sector ETFs, a stop loss is triggered, and all of the Underlying Sector ETFs are sold and the proceeds invested in fixed income ETFs – either equally across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF, or in a single ultra short-term bond ETF (each an “Underlying Fixed Income ETF” and, collectively, the “Underlying Fixed Income ETFs”) as discussed in more detail below. When performance of the Benchmark Portfolio rises within a range of approximately 15% to 25% from its low watermark, or lowest valuation, since investing in the Underlying Fixed Income ETFs, the Tactical Risk Fund will liquidate all of the Underlying Fixed Income ETFs and re-invest in the Underlying Sector ETFs with an equal weighting across the 11 market sectors. The Benchmark Portfolio and the Tactical Risk Fund’s portfolio are substantially similar but differ in that (i) the Fund’s portfolio holds cash for both fees and dividends paid, while the Benchmark portfolio only holds cash for dividends paid; and (ii) the Fund’s Portfolio and Benchmark Portfolio are both rebalanced when they are materially out of alignment with the target allocation, but the Benchmark Portfolio is also rebalanced semi-annually.

When selecting Underlying Fixed Income ETFs, the Adviser searches for fixed income ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Fixed Income ETFs are unaffiliated with the Adviser, and invest in medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds. The Underlying Fixed Income ETFs generally seek to maintain a dollar-weighted average maturity and average duration consistent with the respective ultra short-term bond, short-term bond, intermediate-term bond and long-term bond indices they track. Average maturities of bonds held by the Underlying Fixed Income ETFs range from approximately 1 month on the low-end to 23 years on the higher end.

When the Tactical Risk Fund is invested in Underlying Fixed Income ETFs, the Adviser monitors daily a benchmark index that represents short-term bonds (the “2.0 Fixed Income Benchmark Portfolio”) to determine whether to be invested equally across three Underlying Fixed Income ETFs representing short-term bonds, intermediate-term bonds and long-term bonds, respectively, or to be invested in a single ETF representing ultra short-term bonds. When the Tactical Risk Fund initially sells out of the Underlying Sector ETFs, it will invest equally across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF. However, when the 2.0 Fixed Income Benchmark Portfolio reaches its highest value since investing in the Underlying Fixed Income ETFs and then drops 4% from that high watermark, the Adviser will sell out of the short-term bond ETF, intermediate-term bond ETF and long-term bond ETF. The proceeds from the liquidation will then be invested in an ultra short-term bond ETF. This 100% ultra short-term fixed income allocation is maintained until a buy trigger is initiated to move back to an equal weighting across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF. This buy trigger is based on the performance of the 2.0 Fixed Income Benchmark Portfolio, however, unlike the sell trigger, the buy trigger has a range of initiation. The buy trigger can range from a gain of 6% to 16% from the 2.0 Fixed Income Benchmark Portfolio’s low-water mark (or lowest valuation) since investing in the ultra short-term bond ETF only. Once a buy trigger is initiated, the Underlying Fixed Income ETFs will be re-allocated in the short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF with equal weighting.

The Trading Sub-Adviser is responsible for executing portfolio transactions and implementing the Adviser’s decisions for the Fund.

S 000080116 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Unified Catalyst Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active trading. The Unified Catalyst Fund will use a “fund of funds” approach, and seeks to achieve its investment objective by investing in other exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).

Beacon Unified Catalyst Fund seeks to achieve its investment objective through allocations to four Beacon-managed strategies: Signal Threshold, Precision Sector, Precision Market, and Outlook Dynamic Allocation (each as defined below). Each strategy is a sleeve of the Fund that maintains its own distinct approach to equity market participation and risk management, responding to different quantitative, technical, and macroeconomic signals and market conditions (a “risk response”) to determine the underlying ETFs for each respective strategy. Because these risk responses operate independently, the strategies are unlikely to move defensively in unison during normal periods of market volatility, which the Adviser believes reduces the risk of concentrated drawdown while maintaining broad equity market participation across a range of market environments. During periods of severe and broad market deterioration, however, it is possible that multiple strategies may move toward defensive positioning simultaneously. Similarly, it is possible that the Fund may not allocate to a certain strategy or strategies at all times.

The diversification benefit of Beacon Unified Catalyst Fund extends beyond risk response mechanisms to the holdings within each strategy. Each Beacon-managed strategy maintains a distinct equity portfolio when invested, ranging from equal-weight sector exposure to concentrated broad market index positions to an unconstrained multi-asset approach. The Underlying ETFs may invest in U.S. securities and foreign securities, including those in emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. This variation in underlying holdings means that Beacon Unified Catalyst Fund’s equity exposure is diversified not only in how it responds to market conditions, but in what it owns at any given time.

Strategy Allocation

Beacon Unified Catalyst Fund’s assets are allocated across the four underlying strategies at the discretion of the Adviser. Allocations are reviewed periodically and may be adjusted in response to market conditions, strategy performance, or changes in the Adviser’s assessment of the risk and return characteristics of each underlying strategy. There is no guarantee that any particular allocation will be maintained at any given time.

When selecting Underlying ETFs, the Adviser searches for ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying ETFs are unaffiliated with the Adviser, and, depending upon the strategy, invest in U.S.- and foreign-based issuers. The market capitalization of the underlying portfolio securities of the Underlying ETFs vary and have no limit, subject to the investment universe related to each strategy. Each Underlying ETF varies in composition and may either be diversified or non-diversified.

The Underlying Fixed Income ETFs generally invest in medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds, U.S. Treasury securities, including inflation-protected public obligations issued by the U.S. Treasury. The Underlying Fixed Income ETFs generally seek to maintain a dollar-weighted average maturity and average duration consistent with the respective short-term bond, inflation protected securities, intermediate-term bond and extended duration treasury indices they track.

The Trading Sub-Adviser is responsible for executing portfolio transactions and implementing the Adviser’s decisions for Beacon Unified Catalyst Fund.

Underlying Strategy Descriptions

The following descriptions outline the investment approach, equity holdings, and risk management mechanism for each of the four underlying strategies.

Signal Threshold

The Signal Threshold strategy maintains equal-weight exposure across all eleven S&P 500 market sectors by investing in Underlying ETFs that track an underlying sector index by replicating the securities in that index (“Underlying Sector ETFs”). Those market sectors are Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate and Utilities. The strategy employs a systematic exit rule triggered when the portfolio declines a defined threshold of 10% from its most recent high-water mark. Upon triggering, the strategy moves to a defensive basket of short-duration fixed income ETFs providing exposure to short-term Treasuries, Treasury Inflation-Protected Securities (TIPS), floating rate investment-grade corporate bonds, and short-term investment-grade corporate bonds (“Underlying Fixed Income ETFs”). Re-entry into equities is determined by a rules-based framework incorporating both the passage of time and evidence of market recovery. No discretionary judgment is applied to either the exit or re-entry decision.

Precision Sector

The Precision Sector strategy maintains equal-weight exposure across all eleven S&P 500 market sectors when fully invested in equities by investing in Underlying Sector ETFs. The strategy applies the Beacon Trading Gauge independently to each sector position, generating individual entry and exit signals for each sector rather than treating the portfolio as a single allocation. The Beacon Trading Gauge is Beacon’s proprietary loss reduction framework that is used to create a normalized trading range for a holding. When the Beacon Trading Gauge signals an exit for a given sector, that sector’s allocation is moved to a defensive basket of Underlying Fixed Income ETFs. This structure allows the portfolio to be partially invested in equities and partially defensive simultaneously, with the degree of defensive positioning determined by the number of sectors for which an exit signal has been triggered.

Precision Market

The Precision Market strategy seeks broad U.S. equity market participation by investing in equity index ETFs providing broad exposure to the S&P 500, as well as in equity ETFs providing exposure to companies in the Nasdaq-100. The strategy seeks to provide exposure to both large-capitalization domestic equities and growth-oriented technology and innovation sectors. The strategy applies the Beacon Trading Gauge to each position independently, generating separate entry and exit signals for each index. When the Beacon Trading Gauge signals an exit for either position, that position is moved to a defensive basket of Underlying Fixed Income ETFs, while the remaining position continues to hold its equity exposure. By concentrating in two broad market indices rather than distributing exposure across sectors, the Precision Market strategy is designed to more fully participate in broad equity market returns relative to the other strategies within Beacon Unified Catalyst Fund.

Outlook Dynamic Allocation

The Outlook Dynamic Allocation strategy takes a macroeconomic approach, using the Adviser’s proprietary Beacon Economic Index (BEI) as its primary signal to increase or decrease the strategy’s overall allocation to Underlying ETFs that invest primarily in domestic or foreign (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities (such as commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETFs which are ETFs designed to produce returns that are opposite to those of the index to which they are linked), or (4) cash equivalents. The Outlook Dynamic Allocation strategy is the only strategy that provides exposure to issuers of any capitalization. The Outlook Dynamic Allocation strategy is the only strategy that provides exposure to issuers of any capitalization.

The BEI is a systematic, rules-based index that aggregates equally-weighted employment and output indicators into a single continuous reading of U.S. economic health, calculated on a monthly basis. Rather than forecasting future economic conditions, the BEI functions as a nowcasting tool, assessing current economic conditions in real time using labor market data and broad measures of economic output. The equal-weight methodology is intended to prevent any single indicator from disproportionately influencing the index reading, and the monthly calculation cycle ensures that portfolio decisions reflect the most current available economic data.

The Adviser uses the BEI Index to select assets that it believes have the potential to generate the most appropriate risk-adjusted returns in the given economic environment with the goal of achieving positive returns throughout economic cycles. The precise expression of allocation shifts, including Underlying ETF selection and the degree of repositioning, is determined at the discretion of the Adviser, which evaluates BEI readings alongside broader macroeconomic conditions. While the percentage invested in each asset class will change over time, the strategy allocates primarily to Underlying ETFs investing in equity securities and fixed income securities. Within the equity allocation, the strategy seeks diversification of holdings and is not constrained by capitalization or style. With respect to the fixed income allocation, the strategy may allocate to Underlying ETFs that invest in fixed income securities of any credit quality (including high yield or “junk” bonds) and any maturity.

By using economic cycle-driven rebalancing, the strategy seeks to provide positive returns during economic expansions by increasing the allocation to long equity ETFs linked to broad market indices, such as the S&P 500 Index. During economic contractions, the Adviser will utilize defensive positioning, by increasing allocations to cash, fixed-income ETFs and alternative/specialty ETFs including those providing inverse market exposure. Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. Alternative or specialty ETFs are selected to provide positive returns and diversification. These may include ETFs linked to commodities, such as oil or gold, as well as ETFs focused on specific industries such as real estate or focused on economic segments such as foreign currencies.